UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22806

Oppenheimer Main Street Small Cap Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: April 30

Date of reporting period: 1/31/2019

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS January 31, 2019 Unaudited

	Shares	Value
Common Stocks—97.9%
Consumer Discretionary—15.4%
Auto Components—2.7%
Dorman Products, Inc.[1]	72,440	$6,226,218
Visteon Corp.[1]	152,788	11,747,869
		17,974,087
Diversified Consumer Services—1.8%
Houghton Mifflin Harcourt Co.[1]	729,008	7,632,714
Weight Watchers International, Inc.[1]	136,576	4,370,432
		12,003,146
Entertainment—1.8%
Zynga, Inc., Cl. A1	2,712,046	12,149,966
Hotels, Restaurants & Leisure—4.1%
Jack in the Box, Inc.	140,578	11,379,789
Texas Roadhouse, Inc., Cl. A	121,495	7,391,756
Wendy’s Co. (The)	493,021	8,539,124
		27,310,669
Household Durables—0.8%
TopBuild Corp.[1]	100,828	5,324,727
Internet & Catalog Retail—0.9%
Etsy, Inc.[1]	100,760	5,506,534
Specialty Retail—3.3%
AutoNation, Inc.[1]	192,930	7,476,037
Children’s Place, Inc. (The)	98,126	9,494,672
Michaels Cos., Inc. (The)[1]	364,007	5,045,137
		22,015,846
Consumer Staples—2.7%
Food & Staples Retailing—0.6%
BJ’s Wholesale Club Holdings, Inc.[1]	150,146	3,950,341
Household Products—1.4%
Energizer Holdings, Inc.	195,270	9,255,798
Personal Products—0.7%
Nu Skin Enterprises, Inc., Cl. A	69,653	4,572,720
Energy—3.0%
Oil, Gas & Consumable Fuels—3.0%
Matador Resources Co.[1]	405,932	7,915,674

	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
Noble Midstream Partners LP2	163,484	$5,264,185
Renewable Energy Group, Inc.[1]	234,152	6,766,993
		19,946,852
Financials—23.2%
Capital Markets—2.1%
Federated Investors, Inc., Cl. B	151,441	3,957,153
Focus Financial Partners, Inc., Cl. A1	93,570	2,631,189
Stifel Financial Corp.	161,015	7,707,788
		14,296,130
Commercial Banks—8.7%
Bank of NT Butterfield & Son Ltd. (The)	186,870	6,549,793
BankUnited, Inc.	216,243	7,311,176
Berkshire Hills Bancorp, Inc.	166,840	4,546,390
Cathay General Bancorp	117,706	4,369,247
Chemical Financial Corp.	149,063	6,627,341
Customers Bancorp, Inc.[1]	163,481	3,215,671
Heritage Financial Corp.	176,824	5,478,008
IBERIABANK Corp.	102,198	7,551,410
Pacific Premier Bancorp, Inc.[1]	126,408	3,760,638
Sterling Bancorp	429,539	8,264,330
		57,674,004
Insurance—1.8%
James River Group Holdings Ltd.	118,408	4,566,996
ProAssurance Corp.	168,386	7,183,347
		11,750,343
Real Estate Investment Trusts (REITs)—7.7%
Brandywine Realty Trust	615,614	9,264,991
DiamondRock Hospitality Co.	1,010,334	10,264,993
EPR Properties	85,497	6,246,411
Four Corners Property Trust, Inc.	473,998	13,385,703

1      OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Real Estate Investment Trusts (REITs) (Continued)
National Storage Affiliates Trust	408,967	$11,900,940
		51,063,038
Thrifts & Mortgage Finance—2.9%
Beneficial Bancorp, Inc.	312,863	4,877,534
OceanFirst Financial Corp.	236,462	5,677,453
WSFS Financial Corp.	209,539	8,836,260
		19,391,247
Health Care—12.6%
Biotechnology—3.0%
Emergent BioSolutions, Inc.[1]	123,657	7,714,960
Ligand Pharmaceuticals, Inc.[1]	36,640	4,327,184
Repligen Corp.[1]	101,958	5,812,626
uniQure NV1	68,082	2,331,808
		20,186,578
Health Care Equipment & Supplies—3.3%
AtriCure, Inc.[1]	123,231	3,813,999
CryoPort, Inc.[1]	150,989	1,583,875
Inogen, Inc.[1]	20,461	3,093,908
Quidel Corp.[1]	98,285	5,703,479
Senseonics Holdings, Inc.[1]	723,189	1,815,204
Wright Medical Group NV1	208,170	6,211,793
		22,222,258
Health Care Providers & Services—2.8%
Addus HomeCare Corp.[1]	76,460	4,599,069
Diplomat Pharmacy, Inc.[1]	278,917	4,044,297
LHC Group, Inc.[1]	93,095	9,842,934
		18,486,300
Health Care Technology—2.0%
Inspire Medical
Systems, Inc.[1]	107,389	5,759,272
Teladoc Health, Inc.[1]	113,920	7,313,664
		13,072,936
Pharmaceuticals—1.5%
Intersect ENT, Inc.[1]	145,622	4,320,605
TherapeuticsMD, Inc.[1]	709,883	3,726,886

	Shares	Value
Pharmaceuticals (Continued)
Zogenix, Inc.[1]	47,246	$2,067,012
		10,114,503
Industrials—19.4%
Airlines—1.2%
Spirit Airlines, Inc.[1]	132,113	7,770,887
Building Products—1.2%
Masonite International Corp.[1]	143,354	8,199,849
Commercial Services & Supplies—2.3%
ACCO Brands Corp.	855,432	7,553,464
Advanced Disposal Services, Inc.[1]	310,679	7,829,111
		15,382,575
Construction & Engineering—2.0%
Dycom Industries, Inc.[1]	90,880	5,275,584
KBR, Inc.	448,046	7,706,391
		12,981,975
Electrical Equipment—2.3%
Atkore International Group, Inc.[1]	169,441	3,929,337
Generac Holdings, Inc.[1]	212,166	11,229,946
		15,159,283
Machinery—5.1%
EnPro Industries, Inc.	87,138	5,755,465
Evoqua Water Technologies Corp.[1]	446,871	4,830,676
Greenbrier Cos., Inc. (The)	165,589	7,022,629
Manitowoc Co., Inc. (The)[1]	173,911	2,646,925
Navistar International Corp.[1]	167,262	5,492,884
Rexnord Corp.[1]	316,013	8,263,740
		34,012,319
Professional Services—4.2%
ASGN, Inc.[1]	212,982	13,415,736
Korn Ferry	324,325	14,789,220
		28,204,956
Road & Rail—1.1%
Genesee & Wyoming, Inc., Cl. A1	91,520	7,186,151

2      OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value
Information Technology—11.7%
IT Services—3.1%
CACI International, Inc., Cl. A1	86,327	$14,432,148
Perspecta, Inc.	310,086	6,217,224
		20,649,372

Semiconductors & Semiconductor Equipment—2.6%
Brooks Automation, Inc.	219,071	6,819,680
MKS Instruments, Inc.	127,788	10,431,335
		17,251,015

Software—6.0%
Blackline, Inc.[1]	117,804	5,605,114
Bottomline Technologies DE, Inc.[1]	109,678	5,664,869
Envestnet, Inc.[1]	83,532	4,531,611
j2 Global, Inc.	140,281	10,543,520
Paylocity Holding Corp.[1]	86,898	6,172,365
Q2 Holdings, Inc.[1]	124,763	7,414,665
		39,932,144

Materials—4.7%
Construction Materials—1.0%
Summit Materials, Inc., Cl. A1	421,079	6,425,665

Metals & Mining—3.7%
Allegheny Technologies, Inc.[1]	306,959	8,407,607
Compass Minerals International, Inc.	114,979	6,007,653

	Shares	Value
Metals & Mining (Continued)
Kaiser Aluminum Corp.	100,814	$10,118,701
		24,533,961

Utilities—5.2%
Gas Utilities—2.6%
South Jersey Industries, Inc.	210,053	6,255,378
Suburban Propane Partners LP2	470,337	10,911,819
		17,167,197

Multi-Utilities—2.6%
Black Hills Corp.	142,756	9,691,705
NorthWestern Corp.	117,227	7,491,977
		17,183,682
Total Common Stocks (Cost $604,817,371)		650,309,054
Investment Company—1.5%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.35%[3,4] (Cost $10,123,326)	10,123,326	10,123,326
Total Investments, at Value (Cost $614,940,697)	99.4%	660,432,380
Net Other Assets (Liabilities)	0.6	4,254,883
Net Assets	100.0%	$664,687,263

Footnotes to Statement of Investments

1. Non-income producing security.

2. Security is a Master Limited Partnership.

3. Rate shown is the 7-day yield at period end.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	April 30, 2018	Additions	Reductions	January 31, 2019
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	12,405,419	220,277,401	222,559,494	10,123,326

3      OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	$10,123,326	$234,612	$—	$—

4      OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS January 31, 2019 Unaudited

1. Organization

Oppenheimer Main Street Small Cap Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

5      OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly

6      OPPENHEIMER MAIN STREET SMALL CAP FUND

3. Securities Valuation (Continued)

offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$102,284,975	$—	$—	$102,284,975
Consumer Staples	17,778,859	—	—	17,778,859
Energy	19,946,852	—	—	19,946,852
Financials	154,174,762	—	—	154,174,762
Health Care	84,082,575	—	—	84,082,575
Industrials	128,897,995	—	—	128,897,995
Information Technology	77,832,531	—	—	77,832,531
Materials	30,959,626	—	—	30,959,626
Utilities	34,350,879	—	—	34,350,879
Investment Company	10,123,326	—	—	10,123,326

Total Assets	$660,432,380	$—	$—	$660,432,380

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

7      OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and

8      OPPENHEIMER MAIN STREET SMALL CAP FUND

5. Market Risk Factors (Continued)

principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

The Reorganization is subject to the approval of shareholders of the Fund. Shareholders of

9      OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Pending Acquisition (Continued)

record of the Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Fund’s Board considered in approving the Agreement. The combined prospectus and proxy statement is expected to be distributed to shareholders of record on or about February 28, 2019. The anticipated date of the shareholder meeting is on or about April 12, 2019.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

10      OPPENHEIMER MAIN STREET SMALL CAP FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2019, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/15/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/15/2019

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	3/15/2019